                                            ------------------------------------
                                            OMB APPROVAL
                                            OMB Number: 3235-0570
                                            Expires: November 30, 2005
                                            Estimated average burden
                                            hours per response. . . . . . . 5.0
                                            ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

 Investment Company Act file number 811-6720
                                    ---------------------------

                           Meeder Advisor Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    6125 Memorial Drive Dublin, OH              43017
--------------------------------------------------------------------------------
               (Address of principal executive offices)       (Zip code)

                                 Bruce McKibben
                         c/o Meeder Advisor Funds Trust
                              6125 Memorial Drive
                                Dublin, OH 43017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-325-3539
                                                    ----------------------------

Date of fiscal year end:  December 31, 2003
                          ------------------------------------------------------

Date of reporting period: December 31, 2003
                          ------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Meeder
  Advisor Funds

  The Institutional Fund
  2003 Annual Report

  December 31, 2003

                                   [PICTURE]

                                      Meeder
                                        Advisor Funds

                                      Managed by Meeder Asset Management, Inc.
                                      6125 Memorial Drive, Dublin Ohio, 43017
                                      Call Toll Free 800-325-3539 | 614-760-2159

Meeder
  Advisor Funds

The Institutional Fund

-------------------------------------------------------------------------------------------------------
Performance Perspective

Average Annual Total Returns                                   1            3            5       Since
as of December 31, 2003                                     year        years        years   Inception
-------------------------------------------------------------------------------------------------------
The Institutional Fund                                      1.06%        2.34%        3.69%    4.56%/1/
-------------------------------------------------------------------------------------------------------
Average Institutional Money Market Fund/3/                  0.84%        2.08%        3.47%    4.28%/2/
-------------------------------------------------------------------------------------------------------
Current & Effective Yields*                7-day simple yield: 1.00%     7-day compound yield: 1.00%
-------------------------------------------------------------------------------------------------------

/1/  Inception Date: 6/15/94.

/2/  Average Annual total return from 6/30/94 to 12/31/03.

* As of December 31, 2003, yield quotations more closely reflect the earnings of The Institutional Fund than total return quotations.

Source for average institutional money market fund data: iMoneyNet, Inc.

--------------------------------------------------------------------------------
Annual Market Perspective

[PHOTO OF Joseph A. Zarr]
Joseph A. Zarr
Co-Portfolio Manager]

[PHOTO OF Christopher M. O'Daniel]
Christopher M. O'Daniel
Co-Portfolio Manager

The year began and ended on two entirely different themes. Most markets began the year more concerned about foreign policy than Fed policy. Deflationary fears outweighed inflationary expectations, and a number of money funds were on their way toward annualized yields of 0.10% or less. Yields continued to erode through the 2nd Quarter as the Federal Reserve lowered short-term rates in June and talked rates lower at the long end. The Fed was quite concerned about a Japanese-style deflationary recession enveloping the economy, and openly talked of further stimulus should conditions continue to worsen.

By the 3rd Quarter, the Bush tax cuts were taking hold on the consumer side of the ledger, and capital spending began to inch upward on the corporate side as well. A perception began to emerge of an expanding economy with little standing in its way (i.e., The Federal Reserve). Inflation remained low, job losses subsided, and other economic numbers began to improve one by one. By the end of the year, GDP growth had exploded and, on a seasonally adjusted basis, the job growth began to accelerate. We had come full circle, from wondering at the start of the year how low rates would go, to contemplating by the end of the year when the Fed would begin to raise rates.

As always, we will be monitoring the situation closely and trying to take advantage of any market anomalies. The key may well reside in the extent to which the market anticipates inflation, and we will follow its lead accordingly.

Past performance does not guarantee future results. Except for the current and effective yields, all performance figures represent average annual total returns for the periods ended December 31, 2003, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Institutional Fund during the periods shown above. Investments in The Institutional Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your invesment at $1.00 per share, it is possible to lose money by investing in The Institutional Fund.

/3/ An index of funds such as iMoneyNet's Average Institutional Money Market Fund index includes a number of mutual funds grouped by investment objective.

To obtain a prospectus containing more complete information about The Institutional Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call (800) 325-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

2                                         2003 Annual Report | December 31, 2003

Meeder
  Advisor Funds

--------------------------------------------------------------------------------
Portfolio Holdings as of December 31, 2003

[PIE CHART]

                                               % of Total
                                               Net Assets

               1) Variable Rate Notes                 36%
               2) Corporate Notes                     26%
               3) Repurchase Agreements               14%
               4) U.S. Gov't Agency Notes             14%
               5) Time Deposits                        4%
               6) Commercial Paper                     6%

               Portfolio holdings are subject to change.

--------------------------------------------------------------------------------
Annual Returns

The Institutional Fund
Average Institutional Money Market Fund

[GRAPH]

                                      Average
                        The     Institutional
     Annual   Institutional      Money Market
     Returns           Fund              Fund
     ----------------------------------------
     1995             6.01%             5.79%
     ----------------------------------------
     1996             5.43%             5.23%
     ----------------------------------------
     1997             5.53%             5.40%
     ----------------------------------------
     1998             5.49%             5.33%
     ----------------------------------------
     1999             5.13%             4.96%
     ----------------------------------------
     2000             6.37%             6.19%
     ----------------------------------------
     2001             4.26%             3.87%
     ----------------------------------------
     2002             1.73%             1.50%
     ----------------------------------------
     2003             1.06%             0.84%
     ----------------------------------------

Source for average money market fund performance: iMoneyNet, Inc.

2003 Annual Report | December 31, 2003                                         3

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------

                            Money Market Portfolio

                                                   Principal
                                  Coupon/          Amount ($)
      Security Description         Yield  Maturity or Shares   Value ($)
      --------------------        ------- -------- ---------- -----------
        Commercial Paper -- 6.2%
      CIT Group, Inc.              1.12%  01/06/04  2,719,000   2,718,577
      Duff & Phelps Utility &
       Corporate Bond Trust,
       Inc.**                      1.14%  02/06/04  5,905,000   5,898,268
      General Electric Capital
       Services, Inc.              1.08%  02/09/04  1,500,000   1,498,245
      Northern Illinois Gas        1.11%  03/02/04  2,000,000   1,996,239
                                                              -----------
      Total Commercial Paper
       (Cost $12,111,329)                                      12,111,329
                                                              -----------
        Corporate Obligations -- 58.3%
      Abbott Laboratories          5.13%  07/01/04  1,000,000   1,019,575
      American Express Co.         6.75%  06/23/04  2,000,000   2,052,614
      Aquarium Holdings, KY**      1.25%* 01/02/04    108,000     108,000
      Associates Corp.             5.50%  02/15/04    700,000     703,738
      Austin Printing Co., Inc.**  1.21%* 01/02/04  1,815,000   1,815,000
      Bath Technologies, Inc.**    1.21%* 01/02/04  1,310,000   1,310,000
      Bank Of America Corp.        7.75%  08/15/04    651,000     676,686
      Bear Stearns Co., Inc.       6.63%  01/15/04    500,000     501,037
      Bear Stearns Co., Inc.       6.15%  03/02/04    965,000     972,930
      Bear Stearns Co., Inc.**     1.70%* 06/01/04  2,870,000   2,875,287
      Bear Stearns Co., Inc.       6.63%  10/01/04    750,000     778,691
      Beaver Creek Enterprise**    1.21%* 01/02/04  1,590,000   1,590,000
      Cascade Plaza Project**      1.21%* 01/02/04  8,395,000   8,395,000
      Citigroup, Inc.              5.50%  02/15/04  1,500,000   1,507,878
      Citigroup, Inc.              5.63%  05/17/04  3,618,000   3,677,154
      Clark Grave Vault Co.**      1.25%* 01/02/04  1,200,000   1,200,000
      Commercial Credit Co.        7.88%  07/15/04  1,430,000   1,480,385
      Coughlin Family Property,
       Inc.**                      1.25%* 01/02/04  1,605,000   1,605,000
      CVS Corp.**                  5.50%  02/15/04  5,000,000   5,026,642
      DuPont, E.I., De Nemours
       & Co.                       8.13%  03/15/04    543,000     550,635
      Espanola/Nambe**             1.21%* 01/02/04    915,000     915,000
      FleetBoston Financial
       Corp.                       8.13%  07/01/04  3,000,000   3,101,820
      FPL Group Capital, Inc.      6.88%  06/01/04  4,000,000   4,091,247
      General Electric Capital
       Corp.                       5.38%  04/23/04  1,220,000   1,234,874
      Gordon Flesch Co.
       Project**                   1.21%* 01/02/04    900,000     900,000
      Heller Financial, Inc.       6.00%  03/19/04    610,000     616,289
      Isaac Tire, Inc.**           1.25%* 01/02/04    870,000     870,000
      J.P. Morgan & Co., Inc.      5.69%  02/10/04  3,000,000   3,013,911
      J.P. Morgan & Co., Inc.      7.63%  09/15/04    365,000     380,920
      K.L. Morris, Inc.**          1.25%* 01/02/04  2,095,000   2,095,000
      Kiser Street, Inc.**         1.21%* 01/02/04  1,785,000   1,785,000
      Leggett & Platt, Inc.**      6.90%  06/29/04  2,000,000   2,055,281
      Martin Wheel Co, Inc.**      1.44%* 01/02/04  2,420,000   2,420,000
      Merrill Lynch & Co., Inc.    5.70%  02/06/04  1,500,000   1,506,251
      Merrill Lynch & Co., Inc.    6.55%  08/01/04  5,336,000   5,495,757
      MetLife Insurance Co.***     1.25%* 01/02/04 12,000,000  12,000,000
      Morgan Stanley Dean
       Witter & Co.                5.63%  01/20/04  2,785,000   2,791,405
      Mubea, Inc.**                1.21%* 01/02/04  5,825,000   5,825,000

                                                   Principal
                                  Coupon/          Amount ($)
      Security Description         Yield  Maturity or Shares   Value ($)
      --------------------        ------- -------- ---------- -----------
        Corporate Obligations -- continued
      Osco Industries, Inc.**      1.21%* 01/02/04  1,200,000   1,200,000
      O.K.I. Supply Co.**          1.25%* 01/02/04  1,460,000   1,460,000
      Paine Webber Group, Inc.     6.38%  05/15/04    200,000     203,671
      Presrite Corp.**             1.21%* 01/02/04    170,000     170,000
      Pro Tire, Inc.**             1.25%* 01/02/04  1,045,000   1,045,000
      R.I. Lampus Co.**            1.21%* 01/02/04    625,000     625,000
      Salomon, Inc.                7.20%  02/01/04  2,101,000   2,111,142
      Seariver Maritime, Inc.**    1.13%* 01/02/04  4,400,000   4,400,000
      SGS Tool Co.**               1.21%* 01/02/04    600,000     600,000
      Wachovia Corp.               8.38%  04/15/04  4,185,000   4,270,779
      Wachovia Corp.               7.20%  08/15/04    788,000     816,061
      Wells Fargo & Co.            9.13%  02/01/04  1,000,000   1,006,402
      White Castle Project**       1.21%* 01/02/04  6,500,000   6,500,000
                                                              -----------
      Total Corporate Obligations
       (Cost $113,352,062)                                    113,352,062
                                                              -----------
        U.S. Government Agency Obligations -- 14.3%
      Federal Home Loan Bank       5.17%  01/08/04    515,000     515,363
      Federal Home Loan Bank       5.22%  01/12/04    500,000     500,587
      Federal Home Loan Bank       3.25%  02/13/04    510,000     511,137
      Federal Home Loan Bank       6.75%  04/05/04    300,000     304,217
      Federal Home Loan Bank       3.40%  07/19/04    500,000     505,645
      Federal Home Loan Bank       1.20%  08/20/04  3,000,000   3,000,000
      Federal Home Loan Bank       1.40%  09/01/04  3,000,000   3,000,000
      Federal Home Loan Bank       1.50%  12/24/04  1,000,000   1,000,000
      Federal Home Loan
       Mortgage Corp.              3.33%  01/30/04    500,000     500,842
      Federal Home Loan
       Mortgage Corp.              6.25%  07/15/04  5,017,000   5,150,277
      Federal Home Loan
       Mortgage Corp.              1.50%  11/16/04  2,000,000   2,000,000
      Federal National Mortgage
       Association                 8.63%  06/30/04    200,000     207,151
      Federal National Mortgage
       Association                 7.40%  07/01/04    500,000     514,749
      Federal National Mortgage
       Association                 1.25%  08/27/04  3,000,000   3,000,000
      Federal National Mortgage
       Association                 1.50%  12/03/04  2,000,000   2,000,000
      Federal National Mortgage
       Association                 1.50%  12/21/04  3,000,000   3,000,000
      Federal National Mortgage
       Association                 1.65%  12/30/04  2,000,000   2,000,000
                                                              -----------
      Total U.S. Government Agency Obligations
       (Cost $27,709,968)                                      27,709,968
                                                              -----------
        Variable Rate Demand Notes -- 5.2%
      Caterpillar Financial, Inc.  2.25%* 01/05/04 10,064,934  10,064,934
                                                              -----------
      Total Variable Rate Demand Notes
       (Cost $10,064,934)                                      10,064,934
                                                              -----------

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------

                            Money Market Portfolio

                                                 Principal
                                Coupon/          Amount ($)
        Security Description     Yield  Maturity or Shares   Value ($)
        --------------------    ------- -------- ---------- -----------
          Demand Deposits -- 3.6%
        Bank One Corp.           1.24%* 01/02/04  4,021,783   4,021,783
        National City Corp.      1.98%* 01/02/04  3,010,779   3,010,779
                                                            -----------
        Total Demand Deposits
         (Cost $7,032,562)                                    7,032,562
                                                            -----------
          Repurchase Agreements -- 13.6%
        Salomon Smith Barney,
         Inc., 1.05%, 01/02/04,
         (Collateralized by
         $26,916,270 Eureka
         Securities Commercial
         Paper, at 1.06%, due
         02/18/04, value --
         $26,878,167)                            26,351,000  26,351,000
                                                            -----------
        Total Repurchase Agreements
         (Cost $26,351,000)                                  26,351,000
                                                            -----------
        Total Investments -- 101.2%
         (Cost $196,621,855) (a)                            196,621,855
                                                            -----------
        Liabilities less Other Assets -- (1.2%)              (2,275,888)
                                                            -----------
        Total Net Assets -- 100.0%                          194,345,967
                                                            -----------

                                                  Principal
                                                  Amount ($)
       Security Description                       or Shares   Value ($)
       --------------------                       ---------- -----------
         Trustee Deferred Compensation****
       The Flex-funds Dynamic Growth Fund           1,196          9,173
       The Flex-funds Highlands Growth Fund         1,178         17,458
       The Flex-funds Muirfield Fund                4,158         19,917
       The Flex-funds Total Return Utilities Fund     967         13,818
                                                             -----------
       Total Trustee Deferred Compensation
        (Cost $60,366)                                            60,366
                                                             -----------

(a) Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of December 31, 2003. Maturity date reflects the next rate change date.
** Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of December 31, 2003, securities restricted as to resale to institutional investors represented 31.9% of Total Investments.
*** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of December 31, 2003, illiquid securities represented 6.1% of Total Investments.
**** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Statement of Assets & Liabilities
December 31, 2003
--------------------------------------------------------------------------------

                                                               Institutional
                                                                   Fund
                                                               -------------
    Assets
    Investment in corresponding portfolio, at value             $28,695,086
    Receivable from investment advisor                                5,486
    Other assets                                                      3,558
    ------------------------------------------------------------------------
    Total Assets                                                 28,704,130
    ------------------------------------------------------------------------

    Liabilities
    Dividends payable                                                 9,026
    Accrued transfer agent and administrative fees                    1,871
    Accrued distribution plan (12b-1) fees                            1,442
    Other accrued liabilities                                         5,586
    ------------------------------------------------------------------------
    Total Liabilities                                                17,925
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
    Total Net Assets                                            $28,686,205
    ------------------------------------------------------------------------

    Net Assets
    Capital                                                     $28,686,205
    ------------------------------------------------------------------------
    Total Net Assets                                            $28,686,205
    ------------------------------------------------------------------------

    Capital Stock Outstanding                                    28,686,205
     (indefinite number of shares authorized, $0.10 par value)
    Net Asset Value, Offering and Redemption Price Per Share    $      1.00

See accompanying notes to financial statements.

Statement of Operations
For the Year Ended December 31, 2003
--------------------------------------------------------------------------------


                                                              Institutional
                                                                  Fund
                                                              -------------
     Net Investment Income from Corresponding Portfolio
     Interest                                                   $283,491
     Expenses net of reductions                                  (39,093)
     ----------------------------------------------------------------------
     Total Net Investment Income from Corresponding Portfolio    244,398
     ----------------------------------------------------------------------

     Fund Expenses
     Administrative                                               10,417
     Transfer agent                                               16,667
     Registration and filing                                       7,429
     Distribution plan (12b-1)                                     6,317
     Printing                                                      1,331
     Legal                                                         1,168
     Audit                                                         5,428
     Insurance                                                     1,222
     Postage                                                         730
     Other                                                         6,777
     ----------------------------------------------------------------------
     Total Expenses Before Reductions                             57,486
     ----------------------------------------------------------------------

     Expenses reimbursed by investment advisor                   (26,679)
     Distribution plan (12b-1) expenses waived                    (2,917)
     Transfer agent expenses waived                               (5,701)
     ----------------------------------------------------------------------
     Net Expenses                                                 22,189
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Net Investment Income                                       222,209
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations         $222,209
     ----------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Year Ended December 31,
--------------------------------------------------------------------------------

                                                                                 Institutional Fund
                                                                             --------------------------
                                                                                 2003          2002
                                                                             ------------  ------------
Operations
Net investment income                                                        $    222,209  $    536,961
--------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                222,209       536,961
--------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income                                                       (222,209)     (536,961)
--------------------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions                            (222,209)     (536,961)
--------------------------------------------------------------------------------------------------------

Capital Transactions
Issued                                                                         44,806,516    52,568,110
Reinvested                                                                        174,384       453,560
Redeemed                                                                      (40,923,296)  (77,088,976)
--------------------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions                    4,057,604   (24,067,306)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                      4,057,604   (24,067,306)
--------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                              24,628,601    48,695,907
--------------------------------------------------------------------------------------------------------

Net Assets -- End of Period                                                  $ 28,686,205  $ 24,628,601
--------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment income $         --  $         --
--------------------------------------------------------------------------------------------------------

Share Transactions
Issued                                                                         44,806,516    52,568,110
Reinvested                                                                        174,384       453,560
Redeemed                                                                      (40,923,296)  (77,088,976)
--------------------------------------------------------------------------------------------------------
Net change in shares                                                            4,057,604   (24,067,306)
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Institutional Fund

                                                          2003     2002     2001     2000     1999
                                                        -------  -------  -------  -------  --------
Net Asset Value, Beginning of Period                    $  1.00  $  1.00  $  1.00  $  1.00  $   1.00
-----------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income                                     0.011    0.017    0.042    0.062     0.050
-----------------------------------------------------------------------------------------------------
Total from Investment Operations                          0.011    0.017    0.042    0.062     0.050
-----------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                               (0.011)  (0.017)  (0.042)  (0.062)   (0.050)
-----------------------------------------------------------------------------------------------------
Total Distributions                                      (0.011)  (0.017)  (0.042)  (0.062)   (0.050)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $  1.00  $  1.00  $  1.00  $  1.00  $   1.00
-----------------------------------------------------------------------------------------------------

Total Return (assumes reinvestment of distributions)      1.06%    1.73%    4.26%    6.37%     5.13%

Ratios/Supplemental Data
Net assets, end of period ($000)                        $28,686  $24,629  $48,696  $63,971  $868,169
Ratio of net expenses to average net assets(1)            0.29%    0.30%    0.29%    0.24%     0.25%
Ratio of net investment income to average net assets(1)   1.07%    1.75%    4.23%    6.02%     5.01%
Ratio of expenses to average net assets before
  reductions(1)                                           0.64%    0.53%    0.49%    0.46%     0.45%

(1) Ratio reflects reduction in corresponding portfolio.

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2003
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Institutional Fund (the "Fund") is the lone series of the Trust as of December 31, 2003. The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio"). The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                      Percentage of
                                                    Portfolio Owned by
                                                        Fund as of
          Fund               Portfolio              December 31, 2003*
          ----               ---------              ------------------
          Institutional Fund Money Market Portfolio         15%

*  There is a partner of the Portfolio that owns a de minimis position.

The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards held by the Fund's corresponding Portfolio. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

2.  Agreements and Other Transactions with Affiliates

Meeder Asset Management, Inc. ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.08% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund. The Fund is currently subject to an expense cap, thus the basis point fee has been reduced by 0.02%.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reduce its fees and/or reimburse expenses, including expenses allocated from its respective Portfolio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses), to limit the Fund's total annual operating expenses. During the year MAM limited the Fund's total annual operating expenses to a range of 0.27% to 0.30% of average daily net assets. As of December 31, 2003, the Fund's total annual operating expense limit is 0.30%. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the year ended December 31, 2003, MAM and MFSCo, collectively, reimbursed $26,679 to the Fund.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution plan that limits the Fund, on an annual basis, to pay 0.03% of average daily net assets for such expenses.

3.  Federal Tax Information

The Fund paid dividends, characterized for tax purposes as ordinary income, of $216,268 and $541,986 during the years ended December 31, 2003 and December 31, 2002, respectively./1/

As of December 31, 2003 and December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis for the Fund were as follows:

                                   Accumulated                    Total
           Undistributed           Capital and    Unrealized   Accumulated
             Ordinary    Dividends Other Gains  Appreciation/   Earnings/
      Year    Income      Payable  and (Losses) (Depreciation)  (Deficit)
      ---- ------------- --------- ------------ -------------- -----------
      2003    $9,026      $(9,026)     $--           $--           $--

/1/ Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

4.  Subsequent Event

The Institutional Fund and The Money Market Fund of The Flex-funds Trust, which are managed by Meeder Asset Management, Inc., are organized in the master-feeder structure. Under this structure both funds, having the same investment objective, invest in the same master portfolio, the Money Market Portfolio. The Board of Trustees has approved the liquidation, on or about April 30, 2004, of the Institutional Fund. In conjunction with this liquidation, the Board of Trustees has also approved the termination, on or about April 30, 2004, of the Money Market Portfolio. The shareholders of the Institutional Fund will have the opportunity to invest their liquidation proceeds in a new class of shares of The Money Market Fund, which will have a virtually identical investment objective as the Institutional Fund. Consequently, on or about April 30, 2004, The Flex-funds Money Market Fund will be a stand-alone fund offering two classes of shares and will continue to be managed by Meeder Asset Management, Inc.

                         Independent Auditors' Report

To the Shareholders and Board of Trustees of The Institutional Fund:

We have audited the accompanying statement of assets and liabilities of The Institutional Fund (the Fund) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the periods presented in the two year period then ended, and the financial highlights for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the periods presented in the two year period then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
March 15, 2004

Statement of Assets & Liabilities
December 31, 2003
--------------------------------------------------------------------------------


                                                               Money
                                                              Market
                                                             Portfolio
                                                            ------------
        Assets
        Investments, at value*                              $170,270,855
        Repurchase agreements, at value*                      26,351,000
        Trustee deferred compensation investments, at value       60,366
        Cash                                                         748
        Interest and dividend receivable                       1,467,815
        Prepaid expenses/other assets                                778
        ----------------------------------------------------------------
        Total Assets                                         198,151,562
        ----------------------------------------------------------------

        Liabilities
        Payable for securities purchased                       3,704,289
        Payable for Trustee Deferred Compensation Plan            60,366
        Payable to investment advisor                             24,754
        Accrued fund accounting fees                               5,261
        Other accrued liabilities                                 10,925
        ----------------------------------------------------------------
        Total Liabilities                                      3,805,595
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        Total Net Assets                                    $194,345,967
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        * Investments, at cost                              $196,621,855
        ----------------------------------------------------------------

See accompanying notes to financial statements.

Statement of Operations
For the Year Ended December 31, 2003
--------------------------------------------------------------------------------

                                                               Money
                                                              Market
                                                             Portfolio
                                                            ----------

         Investment Income
         Interest                                           $2,800,152
         --------------------------------------------------------------
         Total Investment Income                             2,800,152
         --------------------------------------------------------------

         Expenses
         Investment advisor                                    668,771
         Fund accounting                                        57,751
         Trustee                                                 8,583
         Audit                                                   6,168
         Custodian                                               8,322
         Legal                                                   4,081
         Insurance                                               1,824
         Other                                                   1,482
         --------------------------------------------------------------
         Total Expenses Before Reductions                      756,982
         --------------------------------------------------------------

         Investment advisor fees waived                       (374,508)
         --------------------------------------------------------------
         Total Net Expenses                                    382,474
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Investment Income                               2,417,678
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Change in Net Assets Resulting from Operations $2,417,678
         --------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                           Money Market Portfolio
                                                                                        ----------------------------
                                                                                             2003           2002
                                                                                        -------------  -------------
Operations
Net investment income                                                                   $   2,417,678  $   4,658,599
---------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                          2,417,678      4,658,599
---------------------------------------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                                                             245,964,298    325,392,543
Withdrawals                                                                              (264,913,444)  (389,503,659)
---------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of investors' beneficial interests   (18,949,146)   (64,111,116)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                                (16,531,468)   (59,452,517)
---------------------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                                         210,877,435    270,329,952
---------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Period                                                             $ 194,345,967  $ 210,877,435
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data For Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Money Market Portfolio

                                                            2003     2002     2001     2000      1999
                                                          -------- -------- -------- -------- ----------

Total Return                                                 1.17%    1.83%    4.54%    6.61%      5.37%

Net assets, end of period ($000)                          $194,346 $210,877 $270,330 $297,206 $1,104,197
Ratio of net expenses to average net assets                  0.18%    0.20%    0.21%    0.19%      0.18%
Ratio of net investment income to average net assets         1.16%    1.83%    4.26%    6.05%      5.07%
Ratio of expenses to average net assets before reductions    0.36%    0.36%    0.35%    0.30%      0.30%

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2003
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Money market securities held in the Portfolio are valued at amortized cost, which approximates value. In compliance with Rule 2a-7 of the 1940 Act, the amortized values are compared to prices obtained from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees").

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Federal income taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in shares of The Flex-funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

2.  Investment Transactions

As of December 31, 2003, the aggregate cost basis of investments for federal income tax purposes was $196,621,855.

3.  Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 2003, MAM agreed to reduce $374,508 of investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as accounting services agent for the Portfolio. In compensation for such services, the Portfolio pays MFSCo an annual fee equal to the greater of:

    a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

    b. $30,000.

                         Independent Auditors' Report

To the Shareholders and The Board of Trustees of the Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (the Portfolio), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the periods presented in the two year period then ended, and the financial highlights for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the periods presented in the two year period then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
March 15, 2004

Trustees and Officers
--------------------------------------------------------------------------------

Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust, the Fund, and the Portfolio and elect their officers. The officers are responsible for the Fund's and the Portfolio's day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

Name, Address(1), and                                              Principal Occupation During
Year of Birth              Position and Length of Service(2)             Past Five Years
-------------              --------------------------------- ---------------------------------------
Robert S. Meeder, Sr.*        Trustee and President          Chairman of Meeder Asset
Year of Birth: 1929                                          Management, Inc., an investment
                                                             advisor; Chairman and Director of
                                                             Mutual Funds Service Co., the Fund
                                                             Complex's transfer agent; Director of
                                                             Adviser Dealer Services, Inc., the
                                                             Fund Complex's Distributor.

Milton S. Bartholomew         Trustee                        Retired; formerly a practicing attorney
Year of Birth: 1929                                          in Columbus, Ohio; member of the
                                                             Fund Complex's Audit Committee.

Roger D. Blackwell            Trustee                        Professor of Marketing and Consumer
Year of Birth: 1940                                          Behavior, The Ohio State University;
                                                             President of Blackwell Associates,
                                                             Inc., a strategic consulting firm.

Robert S. Meeder, Jr.*        Trustee and Vice President     President of Meeder Asset
Year of Birth: 1961                                          Management, Inc.

Walter L. Ogle                Trustee                        Retired; formerly Executive Vice
Year of Birth: 1937                                          President of Aon Consulting, an
                                                             employee benefits consulting group;
                                                             member of the Fund Complex's Audit
                                                             Committee.

Charles A. Donabedian         Trustee                        President, Winston Financial, Inc.,
Year of Birth: 1943                                          which provides a variety of marketing
                                                             consulting services to investment
                                                             management companies; CEO,
                                                             Winston Advisors, Inc., an investment
                                                             advisor; member of the Fund
                                                             Complex's Audit Committee.

James W. Didion               Trustee                        Retired; formerly Executive Vice
Year of Birth: 1930                                          President of Core Source, Inc., an
                                                             employee benefit and Workers'
                                                             Compensation administration and
                                                             consulting firm (1991 - 1997).

Jack W. Nicklaus              Trustee                        Designer, Nicklaus Design, a golf
Year of Birth: 1961                                          course design firm and division of The
                                                             Nicklaus Companies.

(1) The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

Manager and Investment Advisor:
Meeder Asset Management, Inc
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees
Milton S. Bartholomew
Dr. Roger D. Blackwell
James Didion
Charles Donabedian
Robert S. Meeder, Sr.
Robert S. Meeder, Jr.
Jack Nicklaus II
Walter L. Ogle

Custodian
The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent Dividend Disbursing Agent
Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Auditors
KPMG LLP
Columbus, Ohio 43215

Meeder
   Advisor Funds
Managed by Meeder Asset Management, Inc.
6125 Memorial Drive, Dublin Ohio, 43017
Call Toll Free 800-325-3539 | 614-760-2159

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.  Audit Committee Financial Expert.

Currently, the Meeder Advisor Funds (the "Funds") do not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board of Trustees believes that the members are qualified to evaluate the Funds' financial statements, supervise the Funds' preparation of its financial statements, and oversee the work of the Funds' independent auditors. The Board of Trustees also believes that, although no single Audit Committee member possesses all of the attributes required to be an "audit committee financial expert", the Audit Committee members collectively as a group possess the attributes required to be an "audit committee financial expert."

The information required by this Item is only required in an annual report of this Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                           2003        2002

              Audit Fees                  $3,912     $4,663
              Audit-Related Fees              --         --
              Tax Fees                        --        911
              All Other Fees                 222        147

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements. Tax fees include amounts related to tax compliance, tax planning, and tax advice. All other fees include amounts related to the registrant's annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant's independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant's investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 100% of services included in (b) - (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $14,000 and $21,700, respectively.

(h) Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Advisor Funds

By:      /s/ Bruce E. McKibben
         -----------------------------------
         Bruce E. McKibben, Treasurer

Date:    March 15, 2004
         -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Bruce E. McKibben
         -----------------------------------
         Bruce E. McKibben, Treasurer

Date:    March 15, 2004
         -----------------------------------

By:      /s/ Robert S. Meeder, Sr.
         -----------------------------------
         Robert S. Meeder, Sr., Chairman

Date:    March 15, 2004
         -----------------------------------